Expense Example - American Century Mutual Funds, Inc	Mar. 01, 2026 USD ($)
GROWTH FUND | GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,026
GROWTH FUND | GROWTH FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	787
GROWTH FUND | GROWTH FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
GROWTH FUND | GROWTH FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,137
Expense Example, with Redemption, 10 Years	1,816
GROWTH FUND | GROWTH FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	1,950
GROWTH FUND | GROWTH FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	1,601
GROWTH FUND | GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	787
GROWTH FUND | GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
GROWTH FUND | GROWTH FUND, G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
SELECT FUND | SELECT FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,194
SELECT FUND | SELECT FUND, INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	959
SELECT FUND | SELECT FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	779
SELECT FUND | SELECT FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	936
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	1,971
SELECT FUND | SELECT FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,061
Expense Example, with Redemption, 10 Years	2,104
SELECT FUND | SELECT FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,760
SELECT FUND | SELECT FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	959
SELECT FUND | SELECT FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	779
SELECT FUND | SELECT FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
ULTRA FUND | ULTRA FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,073
ULTRA FUND | ULTRA FUND, INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	835
ULTRA FUND | ULTRA FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
ULTRA FUND | ULTRA FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	911
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	1,860
ULTRA FUND | ULTRA FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	1,993
ULTRA FUND | ULTRA FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,645
ULTRA FUND | ULTRA FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	835
ULTRA FUND | ULTRA FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
ULTRA FUND | ULTRA FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0